Other Current Liabilities and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Current Liabilities and Other Liabilities [Abstract]
Other current liabilities

	December 31,
	2011	2010
	(in millions)
Other Current Liabilities:
Accruals for pending and threatened litigation (see Note 19)	$23	$19
Accrued product warranty costs	90	86
Estimated costs in excess of estimated contract value to complete contracts in process in a loss position	76	93
Accrued interest	59	75
Deferred revenues	43	27
Other	97	75

Total other current liabilities	$388	$375

Other liabilities

	December 31,
	2011	2010
	(in millions)
Other Liabilities:
Non-current income taxes payable (see Note 17)	$149	$201
Deferred compensation	40	38
Accrued workers’ compensation	54	55
Estimated contingent purchase price payable for acquired businesses	16	9
Notes payable and capital lease obligations	10	10
Accrued product warranty costs	4	6
Other	86	94

Total other liabilities	$359	$413